Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	12 Months Ended		24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2018	Dec. 27, 2018	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000115777
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Fund
Accumulated Value			$ 9,453			$ 10,106		$ 11,111		$ 10,104		$ 11,360		$ 11,926		$ 13,963		$ 12,161	$ 13,628	$ 15,148	$ 16,726
C000115778
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Fund
Accumulated Value			10,000			10,607		11,575		10,444		11,663		12,143		14,117		12,197	13,570	14,976	16,413
C000115779
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Fund
Accumulated Value			100,000			107,085		118,060		107,620		121,341		127,707		149,937		130,683	146,829	163,666	181,230
C000205842
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Growth Fund
Accumulated Value	$ 9,423	$ 9,452			$ 11,587		$ 12,933		$ 15,868		$ 12,991		$ 15,069		$ 17,451		$ 19,881
C000205843
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Growth Fund
Accumulated Value	9,970	10,000			12,276		13,619		16,582		13,476		15,511		17,828		20,152
C000205844
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Growth Fund
Accumulated Value	99,700	100,000			122,757		137,334		168,830		138,663		161,182		187,146		213,612
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000			10,265		10,628		10,629		11,556		12,423		12,232		10,641	11,229	11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000			10,265		10,628		10,629		11,556		12,423		12,232		10,641	11,229	11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			100,000			102,647		106,283		106,295		115,560		124,235		122,320		106,405	112,288	113,692	121,993
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,029	10,000			10,903		11,722		11,541		10,039		10,594		10,727		11,510
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,029	10,000			10,903		11,722		11,541		10,039		10,594		10,727		11,510
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	100,289	100,000			109,031		117,215		115,408		100,393		105,944		107,268		115,100
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Accumulated Value			10,000			10,831		12,370		12,079		14,758		16,932		19,617		16,520	19,439	22,363	25,428
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value			10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value			10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399	27,025	33,786	39,827
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Accumulated Value			10,000			10,831		12,370		12,079		14,758		16,932		19,617		16,520	19,439	22,363	25,428
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Accumulated Value			100,000			108,306		123,696		120,793		147,584		169,322		196,170		165,202	194,392	223,635	254,276
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value			$ 100,000			$ 111,960		$ 136,403		$ 130,422		$ 171,487		$ 203,039		$ 261,322		$ 213,995	$ 270,249	$ 337,864	$ 398,274
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,057	10,000			12,287		14,097		16,332		13,754		16,184		18,619		21,170
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,075	10,000			13,248		15,685		20,188		16,531		20,877		26,101		30,767
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,057	10,000			12,287		14,097		16,332		13,754		16,184		18,619		21,170
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,075	10,000			13,248		15,685		20,188		16,531		20,877		26,101		30,767
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	100,568	100,000			122,872		140,970		163,324		137,541		161,843		186,190		211,700
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	$ 100,754	$ 100,000			$ 132,477		$ 156,851		$ 201,876		$ 165,315		$ 208,772		$ 261,006		$ 307,674